Putnam VT International Equity Fund
The fund's portfolio
3/31/21 (Unaudited)

COMMON STOCKS (97.9%)(a)
	Shares	Value
Australia (2.0%)
BHP Billiton, Ltd.	137,336	$4,750,619

		4,750,619
Canada (1.1%)
Cenovus Energy, Inc.	336,000	2,523,944

		2,523,944
Denmark (3.1%)
A. P. Moeller-Maersck A/S Class B	1,468	3,410,078
Orsted AS	24,871	4,016,922

		7,427,000
France (10.7%)
AXA SA	157,578	4,228,959
BNP Paribas SA(NON)	68,882	4,190,759
Compagnie De Saint-Gobain(NON)	78,451	4,629,414
Compagnie Generale des Etablissements Michelin SCA	16,741	2,506,047
Schneider Electric SA	34,919	5,333,674
Thales SA	46,795	4,649,137

		25,537,990
Germany (9.5%)
adidas AG(NON)	11,933	3,725,157
Auto1 Group SE 144A(NON)	55,515	3,147,703
Brenntag AG	47,758	4,077,223
Deutsche Boerse AG	25,172	4,182,871
HC Brillant Services GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $8) (Private)(F)(RES)(NON)	12	11
Merck KGaA	23,041	3,939,542
Zalando SE(NON)	36,773	3,606,866

		22,679,373
Greece (0.9%)
OPAP SA	158,484	2,142,899

		2,142,899
Hong Kong (2.5%)
AIA Group, Ltd.	486,000	5,912,434

		5,912,434
India (1.8%)
Reliance Industries, Ltd. 144A	76,157	4,211,482

		4,211,482
Ireland (4.0%)
Bank of Ireland Group PLC(NON)	411,298	2,040,252
CRH PLC	75,615	3,544,288
Flutter Entertainment PLC	18,222	3,894,985

		9,479,525
Italy (3.2%)
Moncler SpA(NON)	57,786	3,311,707
Nexi SpA(NON)	250,711	4,374,851

		7,686,558
Japan (18.6%)
Asahi Group Holdings, Ltd.	105,700	4,475,676
GMO internet, Inc.	30,800	892,625
Hoya Corp.	30,200	3,556,981
Japan Exchange Group, Inc.	153,000	3,596,336
MinebeaMitsumi, Inc.	169,800	4,365,737
Nabtesco Corp.	73,200	3,364,889
PALTAC Corp.	56,100	3,041,574
Panasonic Corp.	167,500	2,164,034
Renesas Electronics Corp.(NON)	319,900	3,514,091
SBI Holdings, Inc.	112,900	3,072,368
Secom Co., Ltd.	39,700	3,351,874
Sony Corp.	57,000	6,001,043
Yamaha Motor Co., Ltd.	130,700	3,229,830

		44,627,058
Netherlands (3.3%)
Adyen NV(NON)	833	1,859,451
Akzo Nobel NV	29,451	3,290,703
QIAGEN NV(NON)	57,498	2,782,750

		7,932,904
Norway (1.0%)
DNB ASA	106,978	2,276,354

		2,276,354
Portugal (1.5%)
Energias de Portugal (EDP) SA	619,118	3,535,813

		3,535,813
Russia (1.2%)
Sberbank of Russia PJSC ADR	192,797	2,970,038

		2,970,038
South Korea (5.2%)
Hana Financial Group, Inc.	94,983	3,583,629
LG Chemical, Ltd.	4,509	3,223,650
Samsung Electronics Co., Ltd. (Preference)	59,125	3,825,275
SK Telecom Co., Ltd.	7,174	1,747,372

		12,379,926
Spain (1.7%)
CaixaBank SA	1,332,712	4,124,418

		4,124,418
Sweden (0.2%)
Fingerprint Cards AB Class B(NON)	154,668	516,242

		516,242
Switzerland (7.8%)
ABB, Ltd.	136,545	4,126,038
Coca-Cola HBC AG	138,986	4,426,098
Lonza Group AG	6,629	3,706,040
SIG Combibloc Group AG	151,198	3,496,999
UBS Group AG(NON)	189,390	2,932,574

		18,687,749
Taiwan (2.9%)
Lite-On Technology Corp.	839,000	1,855,432
Novatek Microelectronics Corp.	80,000	1,630,094
Taiwan Semiconductor Manufacturing Co., Ltd.	166,000	3,451,707

		6,937,233
United Arab Emirates (1.0%)
Network International Holdings PLC(NON)	440,543	2,511,926

		2,511,926
United Kingdom (12.1%)
Abcam PLC	123,919	2,376,310
Anglo American PLC	101,094	3,961,538
CNH Industrial NV(NON)	193,474	2,993,773
Diageo PLC	124,527	5,132,159
Kingfisher PLC(NON)	738,661	3,241,304
Liberty Global PLC Class C(NON)	178,700	4,563,998
Prudential PLC	226,684	4,814,161
Unilever PLC	35,334	1,971,534

		29,054,777
United States (2.6%)
Linde PLC	9,884	2,769,082
Otis Worldwide Corp.	51,800	3,545,709

		6,314,791

Total common stocks (cost $197,826,492)		$234,221,053

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes
1.625%, 5/15/26(i)	$109,000	$113,241
1.50%, 10/31/21(i)	9,000	9,131

Total U.S. treasury obligations (cost $122,372)		$122,372

SHORT-TERM INVESTMENTS (2.1%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 0.09%(AFF)	Shares	3,294,918	$3,294,918
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(P)	Shares	250,000	250,000
U.S. Treasury Bills 0.084%, 5/13/21(SEGSF)		$500,000	499,987
U.S. Treasury Cash Management Bills 0.042%, 6/1/21(SEGSF)		400,000	399,990
U.S. Treasury Cash Management Bills 0.017%, 6/29/21(SEGSF)		100,000	99,998
U.S. Treasury Cash Management Bills 0.011%, 7/6/21(SEGSF)		200,000	199,993
U.S. Treasury Cash Management Bills 0.019%, 7/27/21(SEGSF)		200,000	199,987

Total short-term investments (cost $4,944,820)			$4,944,873
TOTAL INVESTMENTS

Total investments (cost $202,893,684)			$239,288,298

	FORWARD CURRENCY CONTRACTS at 3/31/21 (aggregate face value $169,682,443) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Sell	4/21/21	$650,388	$666,797	$16,409
		British Pound	Buy	6/16/21	981,498	995,353	(13,855)
		Euro	Sell	6/16/21	6,360,265	6,444,987	84,722
		Japanese Yen	Buy	5/19/21	6,611,957	6,976,932	(364,975)
	Barclays Bank PLC
		British Pound	Buy	6/16/21	2,250,634	2,283,342	(32,708)
		Euro	Buy	6/16/21	7,220,789	7,318,412	(97,623)
		Hong Kong Dollar	Buy	5/20/21	864,265	866,831	(2,566)
		Japanese Yen	Buy	5/19/21	210,778	222,369	(11,591)
		Swedish Krona	Buy	6/16/21	1,285,290	1,317,838	(32,548)
	Citibank, N.A.
		Australian Dollar	Buy	4/21/21	1,685,904	1,728,447	(42,543)
		British Pound	Sell	6/16/21	5,808,322	5,892,748	84,426
		Canadian Dollar	Buy	4/21/21	1,336,820	1,315,347	21,473
		Chinese Yuan (Offshore)	Buy	5/20/21	975,578	987,161	(11,583)
		Danish Krone	Sell	6/16/21	1,738,645	1,780,390	41,745
		Euro	Buy	6/16/21	877,671	885,457	(7,786)
		New Zealand Dollar	Buy	4/21/21	489,080	508,273	(19,193)
	Goldman Sachs International
		Australian Dollar	Sell	4/21/21	942,082	964,836	22,754
		British Pound	Sell	6/16/21	3,426,694	3,474,209	47,515
		Canadian Dollar	Sell	4/21/21	1,290,665	1,279,520	(11,145)
		Chinese Yuan (Offshore)	Sell	5/20/21	3,617,677	3,660,839	43,162
		Japanese Yen	Sell	5/19/21	3,258,984	3,413,486	154,502
		South Korean Won	Sell	5/20/21	1,783,988	1,784,608	620
	HSBC Bank USA, National Association
		Australian Dollar	Sell	4/21/21	2,025,682	2,076,746	51,064
		British Pound	Buy	6/16/21	5,164,240	5,235,205	(70,965)
		Chinese Yuan (Offshore)	Buy	5/20/21	1,556,977	1,575,564	(18,587)
		Euro	Buy	6/16/21	4,555,362	4,617,088	(61,726)
		Hong Kong Dollar	Sell	5/20/21	530,040	531,598	1,558
		Japanese Yen	Sell	5/19/21	562,784	593,833	31,049
	JPMorgan Chase Bank N.A.
		British Pound	Sell	6/16/21	3,816,370	3,870,559	54,189
		Canadian Dollar	Buy	4/21/21	973,867	965,864	8,003
		Euro	Sell	6/16/21	2,859,213	2,897,773	38,560
		Japanese Yen	Buy	5/19/21	6,196,883	6,539,059	(342,176)
		Singapore Dollar	Buy	5/19/21	2,202,008	2,222,214	(20,206)
		South Korean Won	Sell	5/20/21	9,943,824	10,089,500	145,676
		Swedish Krona	Buy	6/16/21	4,305,835	4,414,945	(109,110)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	4/21/21	464,508	468,581	4,073
		British Pound	Buy	6/16/21	4,766,567	4,831,635	(65,068)
		Canadian Dollar	Sell	4/21/21	154,460	153,139	(1,321)
		Euro	Sell	6/16/21	3,890,855	3,943,279	52,424
		Japanese Yen	Buy	5/19/21	3,259,224	3,435,181	(175,957)
		Swiss Franc	Buy	6/16/21	2,543,344	2,621,433	(78,089)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/21/21	888,529	910,899	(22,370)
		British Pound	Buy	6/16/21	6,719,497	6,798,773	(79,276)
		Canadian Dollar	Sell	4/21/21	453,273	449,380	(3,893)
		Chinese Yuan (Offshore)	Buy	5/20/21	1,046,452	1,058,824	(12,372)
		Euro	Sell	6/16/21	3,349,313	3,394,626	45,313
		Hong Kong Dollar	Buy	5/20/21	460,377	461,712	(1,335)
		Israeli Shekel	Buy	4/21/21	1,248,947	1,315,130	(66,183)
		Japanese Yen	Sell	5/19/21	4,452,060	4,728,535	276,475
		Swedish Krona	Buy	6/16/21	534,238	547,770	(13,532)
	Toronto-Dominion Bank
		Canadian Dollar	Sell	4/21/21	2,445,969	2,424,704	(21,265)
		Euro	Sell	6/16/21	1,532,782	1,553,539	20,757
	UBS AG
		Australian Dollar	Buy	4/21/21	1,985,422	2,000,679	(15,257)
		British Pound	Buy	6/16/21	2,274,351	2,305,754	(31,403)
		Canadian Dollar	Buy	4/21/21	711,262	705,020	6,242
		Chinese Yuan (Offshore)	Buy	5/20/21	947,717	959,120	(11,403)
		Euro	Sell	6/16/21	2,595,665	2,629,842	34,177
		Hong Kong Dollar	Buy	5/20/21	985,927	988,498	(2,571)
		Japanese Yen	Buy	5/19/21	4,901,908	5,172,135	(270,227)
		Norwegian Krone	Sell	6/16/21	687,627	690,224	2,597
		Swedish Krona	Buy	6/16/21	800,870	821,906	(21,036)
		Swiss Franc	Buy	6/16/21	631,596	636,532	(4,936)
	WestPac Banking Corp.
		Australian Dollar	Buy	4/21/21	6,710,267	6,879,553	(169,286)
		British Pound	Sell	6/16/21	4,474,654	4,544,960	70,306
		Canadian Dollar	Sell	4/21/21	1,457,697	1,460,205	2,508
		Euro	Sell	6/16/21	16,560	16,783	223
		New Zealand Dollar	Buy	4/21/21	366,304	375,962	(9,658)

	Unrealized appreciation						1,362,522

	Unrealized (depreciation)						(2,347,324)

	Total						$(984,802)
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank.
PJSC	Public Joint Stock Company
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2021 through March 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $239,280,926.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $11, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/21
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$2,248,115	$2,248,115	$43	$—
	Putnam Short Term Investment Fund**	3,174,852	21,222,162	21,102,096	1,102	3,294,918

	Total Short-term investments	$3,174,852	$23,470,277	$23,350,211	$1,145	$3,294,918
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the beginning and the close of the reporting period, there were no securities out on loan.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,188,956.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,357,706 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	20.0%
	Industrials	18.3
	Consumer discretionary	16.7
	Materials	10.5
	Information technology	10.2
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,431,576 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,188,956 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$4,750,619	$—
Canada	2,523,944	—	—
Denmark	7,427,000	—	—
France	25,537,990	—	—
Germany	22,679,362	—	11
Greece	2,142,899	—	—
Hong Kong	—	5,912,434	—
India	4,211,482	—	—
Ireland	9,479,525	—	—
Italy	7,686,558	—	—
Japan	—	44,627,058	—
Netherlands	7,932,904	—	—
Norway	2,276,354	—	—
Portugal	3,535,813	—	—
Russia	2,970,038	—	—
South Korea	—	12,379,926	—
Spain	4,124,418	—	—
Sweden	516,242	—	—
Switzerland	18,687,749	—	—
Taiwan	—	6,937,233	—
United Arab Emirates	2,511,926	—	—
United Kingdom	29,054,777	—	—
United States	6,314,791	—	—

Total common stocks	159,613,772	74,607,270	11
U.S. treasury obligations	—	122,372	—
Short-term investments	250,000	4,694,873	—

Totals by level	$159,863,772	$79,424,515	$11
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(984,802)	$—

Totals by level	$—	$(984,802)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$186,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com